WARRANTS - FTP Compensation Warrants (Details)		12 Months Ended
	Aug. 14, 2020 $ / shares shares	Mar. 31, 2022 Y $ / shares shares	Mar. 31, 2021 Y $ / shares
Class of Warrant or Right [Line Items]
Stock price volatility		103.00%	110.00%
Risk-free interest rate		1.40%	0.80%
Share price | $ / shares		$ 6.08	$ 3.47
Expected life | Y		9	9
FTP Compensation Warrants
Class of Warrant or Right [Line Items]
Number of shares per warrant | $ / shares	$ 2.00
Exercise Price | $ / shares		$ 2.00
Expected dividend yield	0.00%
Share price | $ / shares	$ 2
Forfeiture rate	0.00%
Exercised | shares		(168,885)
FTP Compensation Warrants | Minimum
Class of Warrant or Right [Line Items]
Risk-free interest rate	0.29%
Expected life	1.9
FTP Compensation Warrants | Maximum
Class of Warrant or Right [Line Items]
Stock price volatility	80.00%
Exercised | shares		174,385
FTP Compensation Warrants | Brokered and non-brokered private placements
Class of Warrant or Right [Line Items]
Warrants Issued | shares	299,753
FTP Compensation Warrants | January BD Offering
Class of Warrant or Right [Line Items]
Warrants Issued | shares	49,016